CERTAIN TRANSACTIONS (Details 1) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
	Mar. 02, 2016	Mar. 31, 2017
Japanese Venture [Member]
BusinessCombinationConsiderationTransferredAbstract
Net Assets Acquired	$ 1,800
Rimsa [Member]
BusinessCombinationConsiderationTransferredAbstract
Acquisition Cash Consideration	2,300
Goodwill Impairment Charge	$ 900
Actavis [Member]
BusinessCombinationConsiderationTransferredAbstract
Shares issued as consideration for the acquisition		100.3
Price Per Share Transferred		$ 50.50
Purchase Price Allocated To Developed Products		$ 8,000
Purchase Price Allocated To Iprd		$ 5,400
Discount Rate Description		6.5% to 13%
Ninlaro [Member]
BusinessCombinationConsiderationTransferredAbstract
Upfrontp Pyment		$ 150
Additional Considerations		150
Royalty Payment Received		75
Attenukine [Member]
BusinessCombinationConsiderationTransferredAbstract
Upfrontp Pyment		30
Additional Considerations		$ 280